Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Midcap Index Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000875732
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2026
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Feb. 27, 2026
BNY Mellon Midcap Index Fund, Inc. | Investor Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESPX
BNY Mellon Midcap Index Fund, Inc. | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMIDX